united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-22624

Arrow ETF Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100, Laurel MD	20707
(Address of principal executive offices)	(Zip code)

Corporation Service Company
251 Little Falls Drive
Wilmington, Delaware 19808

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-260-0162

Date of fiscal year end:	1/31

Date of reporting period:	7/31/25

Item 1. Reports to Stockholders.

(a)

Arrow Dow Jones Global Yield ETF

(GYLD) NYSE

Semi-Annual Shareholder Report - July 31, 2025

Fund Overview

This semi-annual shareholder report contains important information about Arrow Dow Jones Global Yield ETF for the period of February 1, 2025 to July 31, 2025. You can find additional information about the Fund at www.ArrowFunds.com. You can also request this information by contacting us at 1-877-277-6933.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Arrow Dow Jones Global Yield ETF	$39	0.75%Footnote Reference*

* Annualized

What did the Fund invest in?

Sector Weighting (% of net assets)

Energy 19.3%
Real Estate 19.2%
Sovereign 19.0%
Materials 10.4%
Industrials 8.0%
Financials 6.0%
Utilities 5.3%
Communications 4.3%
Consumer Discretionary 3.0%
Health Care 1.1%
Consumer Staples 0.9%
Technology 0.8%
Other Assets in Excess of Liabilities 2.7%

Value	Value
Other Assets in Excess of Liabilities	2.7%
Technology	0.8%
Consumer Staples	0.9%
Health Care	1.1%
Consumer Discretionary	3.0%
Communications	4.3%
Utilities	5.3%
Financials	6.0%
Industrials	8.0%
Materials	10.4%
Sovereign	19.0%
Real Estate	19.2%
Energy	19.3%

Fund Statistics

  Net Assets$26,532,337
  Number of Portfolio Holdings144
  Advisory Fee $82,034
  Portfolio Turnover107%

Asset Weighting (% of total investments)

Value	Value
Common Stocks	45.4%
Corporate Bonds	19.2%
Master Limited Partnerships	2.1%
Non U.S. Government & Agencies	19.5%
Partnership Shares	13.8%

Country Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	2.7%
Other Countries	18.6%
Poland	3.1%
Colombia	3.3%
Luxembourg	3.6%
Canada	4.0%
United Kingdom	4.4%
Mexico	5.6%
South Africa	6.0%
Turkey	6.3%
Indonesia	6.4%
United States	36.0%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Grupo Aeromexico S.A.B. de C.V., 8.625%, 11/15/31	1.7%
RR Donnelley & Sons Company, 9.500%, 08/01/29	1.3%
JetBlue Airways Corp / JetBlue Loyalty, L.P., 9.875%, 09/20/31	1.3%
Saturn Oil & Gas, Inc., 9.625%, 06/15/29	1.2%
MC Brazil Downstream Trading S.A.RL, 7.250%, 06/30/31	1.1%
Directv Financing, LLC / Directv Financing, 10.000%, 02/15/31	0.9%
Bank Polska Kasa Opieki S.A.	0.9%
United Tractors Tbk P.T.	0.9%
Astra International Tbk P.T.	0.9%
British American Tobacco plc	0.9%

Material Fund Changes

No material changes occurred during the period ended July 31, 2025.

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.ArrowFunds.com), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

Arrow Dow Jones Global Yield ETF

Semi-Annual Shareholder Report - July 31, 2025

TSR-SAR 073125-GYLD

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Arrow Dow Jones Global Yield ETF

GYLD

Semi-Annual Financial Statements
and Additional Information

July 31, 2025

1-877-277-6933

1-877-ARROW-FD

www.ArrowFunds.com

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 44.2%
	ASSET MANAGEMENT - 0.8%
10,542	XTB S.A. 144A(a)	$211,161

	BANKING - 3.3%
89,865	Banco del Bajio S.A. 144A(a)	201,989
4,399	Bank Polska Kasa Opieki S.A.	240,300
916,674	Bank Rakyat Indonesia Persero Tbk P.T.	206,626
4,462	Komercni banka as	213,167
		862,082
	CHEMICALS - 0.7%
21,616	Chemtrade Logistics Income Fund	175,505

	ELECTRIC UTILITIES - 0.0%(b)
114,622,657	Federal Grid Company Unified Energy System PJSC(c),(d),(f)	-

	GAS & WATER UTILITIES - 1.5%
12,651	Enagas S.A.	189,447
2,142,518	Perusahaan Gas Negara Tbk P.T.	212,182
		401,629
	HEALTH CARE FACILITIES & SERVICES - 0.6%
13,139	Chartwell Retirement Residences	167,936

	HEALTH CARE REIT - 5.0%
286,344	Assura plc	188,551
11,402	Community Healthcare Trust, Inc.	175,249
30,722	Global Medical REIT, Inc.	205,223
12,483	Healthcare Realty Trust, Inc.	191,739
5,178	Omega Healthcare Investors, Inc.	201,424
144,481	Primary Health Properties plc	183,463
4,706	Universal Health Realty Income Trust	182,546
		1,328,195
	HOTEL REIT - 1.3%
225,472	CapitaLand Ascott Trust	155,422
18,754	Park Hotels & Resorts, Inc.	199,918
		355,340

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 44.2% (Continued)
	INDUSTRIAL REIT - 1.4%
303,840	Frasers Logistics & Commercial Trust	$205,933
3,349	Innovative Industrial Properties, Inc.	173,143
		379,076
	INDUSTRIAL SUPPORT SERVICES - 0.9%
160,701	United Tractors Tbk P.T.	235,793

	INSURANCE - 0.8%
23,711	Phoenix Group Holdings PLC	207,925

	MACHINERY - 0.8%
14,807	Turk Traktor ve Ziraat Makineleri A/S	215,182

	METALS & MINING - 5.6%
1,854,948	Adaro Energy Tbk P.T.	208,497
21,490	African Rainbow Minerals Ltd.	218,629
1,378,213	Bukit Asam Tbk P.T.	202,641
24,758	Exxaro Resources Ltd.	216,496
150,775	Indo Tambangraya Megah Tbk P.T.	210,695
13,274	Kumba Iron Ore Ltd.	219,513
43,054	Thungela Resources Ltd.	219,799
		1,496,270
	MULTI ASSET CLASS REIT - 5.2%
11,718	Broadstone Net Lease, Inc.	190,300
70,989	Charter Hall Long Wale REIT	189,322
2,147	Cofinimmo S.A.	187,170
3,238	Covivio	210,556
144,191	Fibra Uno Administracion S.A. de CV	204,930
25,489	Global Net Lease, Inc.	178,168
261,964	Growthpoint Properties Ltd.	205,229
		1,365,675
	OFFICE REIT - 2.1%
44,729	Brandywine Realty Trust	178,916
8,553	Easterly Government Properties, Inc.	188,166

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 44.2% (Continued)
	OFFICE REIT - 2.1% (Continued)
6,186	Highwoods Properties, Inc.	$179,456
		546,538
	OIL & GAS PRODUCERS - 4.1%
9,506	Antero Midstream Corporation	174,435
4,592	Hess Midstream, L.P., Class A	199,890
12,152	Kimbell Royalty Partners, L.P.	180,700
4,199	Kinetik Holdings, Inc.	182,153
2,605	Landbridge Company, LLC	147,651
9,275	Polski Koncern Naftowy ORLEN S.A.	207,068
		1,091,897
	REAL ESTATE OWNERS & DEVELOPERS - 0.7%
25,829	NEPI Rockcastle N.V.	197,430

	RETAIL - DISCRETIONARY - 1.7%
759,522	Astra International Tbk P.T.	235,346
47,765	Dogus Otomotiv Servis ve Ticaret A/S	216,831
		452,177
	RETAIL REIT - 2.8%
75,143	Charter Hall Retail REIT	187,363
23,114	Land Securities Group plc	176,285
10,413	SmartCentres Real Estate Investment Trust	190,885
170,435	Supermarket Income Reit plc	180,069
		734,602
	SPECIALTY REIT - 0.7%
3,272	EPR Properties	180,091

	STEEL - 0.9%
14,212	Severstal PAO(c),(d),(f)	-
6,990	Ternium S.A. - ADR	227,734
		227,734
	TELECOMMUNICATIONS - 1.6%
9,330	BCE, Inc.	217,669
35,608	Mobile TeleSystems Public Joint Stock Company - ADR(c),(d),(f)	-

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2025

Shares		Fair Value
	COMMON STOCKS — 44.2% (Continued)
	TELECOMMUNICATIONS - 1.6% (Continued)
148,594	Spark New Zealand Ltd.	$212,752
		430,421
	TOBACCO & CANNABIS - 0.9%
4,333	British American Tobacco plc	231,185

	TRANSPORTATION & LOGISTICS - 0.8%
36,615	Globaltrans Investment plc(c),(d),(f)	-
12,360	Star Bulk Carriers Corporation	225,694
		225,694

	TOTAL COMMON STOCKS (Cost $11,839,818)	11,719,538

	MASTER LIMITED PARTNERSHIPS — 15.4%
	ASSET MANAGEMENT - 0.7%
21,426	Icahn Enterprises, L.P.	195,619

	CHEMICALS - 0.7%
1,901	CVR Partners, L.P.	180,082

	ELECTRIC UTILITIES - 1.3%
5,326	Brookfield Infrastructure Partners, L.P.	165,553
6,909	Brookfield Renewable Partners, L.P.	190,427
		355,980
	GAS & WATER UTILITIES - 0.7%
9,109	Suburban Propane Partners, L.P.	171,522

	METALS & MINING - 1.4%
6,776	Alliance Resource Partners, L.P.	179,428
1,827	Natural Resource Partners, L.P.	187,121
		366,549
	OIL & GAS PRODUCERS - 10.0%
13,484	Black Stone Minerals, L.P.	168,955
3,132	Cheniere Energy Partners, L.P.	180,622

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2025

Shares		Fair Value
	MASTER LIMITED PARTNERSHIPS — 15.4% (Continued)
	OIL & GAS PRODUCERS - 10.0% (Continued)
4,057	Delek Logistics Partners, L.P.	$187,069
6,446	Dorchester Minerals, L.P.	176,620
9,899	Energy Transfer, L.P.	178,578
5,655	Enterprise Products Partners, L.P.	175,248
10,469	Genesis Energy, L.P.	181,742
3,182	Global Partners, L.P.	167,055
11,781	Mach Natural Resources, L.P.	177,304
3,415	MPLX, L.P.	179,288
9,568	Plains All American Pipeline, L.P.	174,616
8,987	Plains GP Holdings, L.P., Class A	176,145
3,284	Sunoco, L.P.	181,638
11,118	TXO Partners, L.P.	168,994
4,513	Western Midstream Partners, L.P.	183,815
		2,657,689
	OIL & GAS SERVICES & EQUIPMENT - 0.6%
7,084	USA Compression Partners, L.P.	168,953

	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $2,191,968)	4,096,394

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.7%
	ASSET MANAGEMENT — 0.5%
147,000	Icahn Enterprises, L.P. / Icahn Enterprises	9.0000	06/15/30	143,037

	BIOTECH & PHARMA — 0.5%
136,000	Organon & Company / Organon Foreign Debt Co-Issuer	7.8750	05/15/34	122,188

	CABLE & SATELLITE — 0.9%
257,000	Directv Financing, LLC / Directv Financing	10.0000	02/15/31	248,414

	CHEMICALS — 0.7%
182,000	Braskem Netherlands Finance BV	8.5000	01/12/31	143,292
60,000	Sasol Financing USA, LLC	5.5000	03/18/31	50,007
				193,299

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2025

Principal Amount ($)		Spread	Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.7% (Continued)
	COMMERCIAL SUPPORT SERVICES — 2.1%
58,000	Ambipar Lux Sarl		9.8750	02/06/31	$52,623
167,000	OT Midco, Inc.		10.0000	02/15/30	138,426
348,000	RR Donnelley & Sons Company		9.5000	08/01/29	355,295
					546,344
	ELECTRIC UTILITIES — 1.8%
86,000	Edison International(e)	H15T5Y + 3.864%	8.1250	06/15/53	84,939
200,000	GDZ Elektrik Dagitim A/S		9.0000	10/15/29	195,500
200,000	Limak Yenilenebilir Enerji A/S		9.6250	08/12/30	200,000
					480,439
	ENTERTAINMENT CONTENT — 0.5%
136,000	ViacomCBS, Inc.(e)	US0003M + 3.899%	6.2500	02/28/57	131,027

	FORESTRY, PAPER & WOOD PRODUCTS — 0.5%
141,000	Domtar Corporation		6.7500	10/01/28	122,962

	INTERNET MEDIA & SERVICES — 0.5%
136,000	Getty Images, Inc.		11.2500	02/21/30	130,730

	OIL & GAS PRODUCERS — 4.2%
169,000	AI Candelaria Spain S.A.		5.7500	06/15/33	145,915
171,000	Geopark Ltd.		8.7500	01/31/30	148,454
350,442	MC Brazil Downstream Trading S.A.RL		7.2500	06/30/31	285,873
107,000	PBF Holding Company, LLC / PBF Finance Corporation		9.8750	03/15/30	106,465
124,000	Petroleos Mexicanos		7.6900	01/23/50	105,389
324,000	Saturn Oil & Gas, Inc.		9.6250	06/15/29	319,967
					1,112,063
	OIL & GAS SERVICES & EQUIPMENT — 0.3%
81,000	Nabors Industries, Inc.		9.1250	01/31/30	80,248

	RETAIL - DISCRETIONARY — 1.3%
60,000	Hertz Corporation (The)		12.6250	07/15/29	62,629
223,000	Kohl’s Corporation		4.6250	05/01/31	161,756
120,000	Movida Europe S.A.		7.8500	04/11/29	112,801
					337,186

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	CORPORATE BONDS — 18.7% (Continued)
	TECHNOLOGY SERVICES — 0.8%
216,000	Neptune Bidco US, Inc.	9.2900	04/15/29	$209,272

	TELECOMMUNICATIONS — 0.8%
323,000	Telefonica Moviles Chile S.A.	3.5370	11/18/31	213,180

	TRANSPORTATION & LOGISTICS — 3.3%
474,000	Grupo Aeromexico S.A.B. de C.V.	8.6250	11/15/31	462,742
354,000	JetBlue Airways Corp / JetBlue Loyalty, L.P.	9.8750	09/20/31	341,959
106,000	Simpar Europe S.A.	5.2000	01/26/31	84,933
				889,634

	TOTAL CORPORATE BONDS (Cost $4,966,026)			4,960,023

	NON U.S. GOVERNMENT & AGENCIES — 19.0%
	SOVEREIGN — 19.0%
161,000	Brazilian Government International Bond	6.1250	01/22/32	164,078
168,000	Brazilian Government International Bond	6.1250	03/15/34	166,631
186,000	Brazilian Government International Bond	5.6250	01/07/41	165,726
200,000	Chile Government International Bond	5.3300	01/05/54	187,875
200,000	Colombia Government International Bond	4.5000	03/15/29	192,060
192,000	Colombia Government International Bond	3.0000	01/30/30	169,029
211,000	Colombia Government International Bond	3.2500	04/22/32	171,703
167,000	Colombia Government International Bond	7.5000	02/02/34	169,847
170,000	Colombia Government International Bond	8.7500	11/14/53	173,470
200,000	Hungary Government International Bond	5.5000	06/16/34	198,196
200,000	Hungary Government International Bond	6.7500	09/25/52	206,312
140,000	Mexico Government International Bond	8.3000	08/15/31	165,795
165,000	Mexico Government International Bond	6.3500	02/09/35	167,805
232,000	Mexico Government International Bond	4.6000	02/10/48	172,608
187,000	Panama Government International Bond	3.1600	01/23/30	168,999
208,000	Panama Government International Bond	3.3620	06/30/31	180,259
174,000	Panama Government International Bond	6.4000	02/14/35	172,043
190,000	Panama Government International Bond	6.8530	03/28/54	178,002
200,000	Perusahaan Penerbit SBSN Indonesia III	5.6500	11/25/54	198,750
270,000	Peruvian Government International Bond	3.6000	01/15/72	164,315

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2025

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	NON U.S. GOVERNMENT & AGENCIES — 19.0% (Continued)
	SOVEREIGN — 19.0% (Continued)
182,000	Republic of Poland Government International Bond	5.5000	03/18/54	$170,793
166,000	Republic of South Africa Government International	5.8750	06/22/30	165,172
172,000	Republic of South Africa Government International	5.8750	04/20/32	167,861
191,000	Republic of South Africa Government International	7.3000	04/20/52	172,607
166,000	Turkey Government International Bond	6.1250	10/24/28	167,454
148,000	Turkey Government International Bond	9.1250	07/13/30	164,786
146,000	Turkey Government International Bond	9.3750	01/19/33	166,556
175,000	Turkey Government International Bond	6.5000	01/03/35	167,905
196,000	Turkey Government International Bond	6.6250	02/17/45	170,305
	TOTAL NON U.S. GOVERNMENT & AGENCIES (Cost $4,975,964)			5,046,942

	TOTAL INVESTMENTS - 97.3% (Cost $23,973,776)			$25,822,897
	OTHER ASSETS IN EXCESS OF LIABILITIES - 2.7%			709,440
	NET ASSETS - 100.0%			$26,532,337

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LLC	- Limited Liability Company
LP	- Limited Partnership
LTD	- Limited Company
NV	- Naamioze Vennootschap
PJSC	- Public Joint-Stock Company
PLC	- Public Limited Company
PT	- Perseroan Terbatas
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme
SA de CV	- Sociedad Anonima de Capital Variable
H15T5Y	- US Treasury Yield Curve Rate T Note Constant Maturity 5 Year
US0003M	- Intercontinental Exchange London Interbank Offered Rate (ICE LIBOR) USD 3 Month

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of July 31, 2025 the total market value of 144A securities is $413,150 or 1.6% of net assets.
(b)	Percentage rounds to less than 0.1%.
(c)	Non-income producing security.
(d)	Illiquid security. The total fair value of these securities as of July 31, 2025 was $0, representing 0.0% of net assets.
(e)	Variable rate security; the rate shown represents the rate on July 31, 2025.
(f)	The fair value of this investment is determined using significant unobservable inputs.

See accompanying notes to financial statements.

ARROW DOW JONES GLOBAL YIELD ETF

SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

July 31, 2025

Diversification of Assets

Country	% of Net Assets
United States	36.0%
Indonesia	6.4%
Turkey	6.3%
South Africa	6.0%
Mexico	5.6%
United Kingdom	4.4%
Canada	4.0%
Luxembourg	3.6%
Colombia	3.3%
Poland	3.1%
Panama	2.6%
Bermuda	1.9%
Brazil	1.9%
Hungary	1.5%
Chile	1.5%
Australia	1.4%
Singapore	1.4%
Spain	1.3%
Marshall Islands	0.9%
Czech Republic	0.8%
New Zealand	0.8%
France	0.8%
Belgium	0.7%
Peru	0.6%
Netherlands	0.5%
Total Investments	97.3%
Other Assets In Excess Of Liabilities	2.7%
Total Net Assets	100.0%

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

STATEMENT OF ASSETS AND LIABILITIES (Unaudited)

July 31, 2025

ASSETS
Investment securities:
At cost	$23,973,776
At value	$25,822,897
Cash	590,744
Foreign cash (cost $419,379)	305,361
Dividends and interest receivable	273,968
Receivable for investments sold	88,305
TOTAL ASSETS	27,081,275

LIABILITIES
Payable for investments purchased	526,982
Investment advisory fees payable	21,956
TOTAL LIABILITIES	548,938
NET ASSETS	$26,532,337

Net Assets Consist Of:
Paid in capital	$105,465,398
Accumulated deficit	(78,933,061)
NET ASSETS	$26,532,337

Net Asset Value Per Share:
Net Assets	$26,532,337
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,025,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$13.10

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended July 31, 2025

INVESTMENT INCOME
Dividends (net of foreign withholding tax of $61,829)	$566,190
Interest	374,886
TOTAL INVESTMENT INCOME	941,076

EXPENSES
Investment advisory fees	82,034
TOTAL EXPENSES	82,034
NET INVESTMENT INCOME	859,042

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain on:
Investments	57,487
Foreign currency transactions	79,241
136,728
Net change in unrealized appreciation (depreciation) on:
Investments	579,242
Foreign currency translations	(13,391)
565,851
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY	702,579
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,561,621

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

STATEMENTS OF CHANGES IN NET ASSETS

	For The Six Months Ended July 31, 2025 (Unaudited)	For the Year Ended January 31, 2025
FROM OPERATIONS
Net investment income	$859,042	$1,272,940
Net realized gain on investments and foreign currency transactions	136,728	314,761
Net change in unrealized appreciation on investments and foreign currency translations	565,851	231,055
Net increase in net assets resulting from operations	1,561,621	1,818,756

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid	(944,137)	(2,705,752)
Net decrease in net assets resulting from distributions to shareholders	(944,137)	(2,705,752)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	6,791,269	-
Cost of shares redeemed	(974,937)	(1,019,430)
Net increase (decrease) in net assets resulting from shares of beneficial interest	5,816,332	(1,019,430)

TOTAL INCREASE (DECREASE) IN NET ASSETS	6,433,816	(1,906,426)

NET ASSETS
Beginning of Period	20,098,521	22,004,947
End of Period	$26,532,337	$20,098,521

SHARE ACTIVITY
Shares sold	525,000	-
Shares redeemed	(75,000)	(75,000)
Net increase (decrease) in shares of beneficial interest outstanding	450,000	(75,000)

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	For the Six Months Ended July 31, 2025 (Unaudited)		For the Year Ended January 31, 2025		For the Year Ended January 31, 2024		For the Year Ended January 31, 2023		For the Year Ended January 31, 2022		For the Year Ended January 31, 2021
Net asset value, beginning of period	$12.76		$13.34		$13.70		$14.73		$13.57		$15.63
Activity from investment operations:
Net investment income (1)	0.50		0.79		0.69		0.53		0.89		0.77
Net realized and unrealized gain (loss) on investments and foreign currency	0.39		0.30		(0.12)		(0.94)		1.08		(1.96)
Total from investment operations	0.89		1.09		0.57		(0.41)		1.97		(1.19)
Less distributions from:
Net investment income	(0.55)		(1.67)		(0.93)		(0.62)		(0.81)		(0.32)
Return of capital	-		-		-		-		-		(0.55)
Total distributions	(0.55)		(1.67)		(0.93)		(0.62)		(0.81)		(0.87)
Net asset value, end of period	$13.10		$12.76		$13.34		$13.70		$14.73		$13.57
Total return (3)	7.10	%(6)	8.56	%(4)	4.72	%(4)	(2.63	)%(4)	14.60	%(4)	(6.67)%
Net assets, at end of period (000s)	$26,532		$20,099		$22,005		$27,738		$36,468		$38,670

Ratio of net expenses to average net assets	0.75	%(5)	0.75%		0.75%		0.75%		0.75%		0.75%
Ratio of net investment income to average net assets	7.84	%(5)	5.94%		5.33%		3.96%		5.98%		6.33%
Portfolio Turnover Rate (2)	107	%(6)	95%		78%		59%		66%		80%

(1)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for each period.
(2)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(4)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(5)	Annualized for periods less than one year.
(6)	Not annualized for periods less than one year.

See accompanying notes to financial statements.

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2025

1.	ORGANIZATION

The Arrow Dow Jones Global Yield ETF (the “Fund”) is a diversified series of shares of beneficial interest of Arrow ETF Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on August 29, 2011 and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective is to seek investment results that generally correspond (before fees and expenses) to the price and yield performance of the Dow Jones Global Yield Index (the “Index”). The investment objective is non-fundamental. The Fund commenced operations on May 2, 2012.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies”, including FASB Accounting Standards Update (“ASU”) 2013-08.

Operating Segments – The Fund has adopted FASB ASU 2023-07, Segment Reporting (“Topic 280”) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) using methods that include consideration of current market quotations from a major market maker in the securities and consideration of yields or

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2025

prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if Arrow Investment Advisors, LLC (the “Advisor”) believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Advisor, as the Board designated Valuation Designee, and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Valuation Designee if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2025

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following table summarizes the inputs used as of July 31, 2025 for the Fund’s assets measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks +	$11,719,538	$-	$-	$11,719,538
Corporate Bonds	-	4,960,023	-	4,960,023
Master Limited Partnerships	4,096,394	-	-	4,096,394
Non U.S. Government & Agencies	-	5,046,942	-	5,046,942
Total	$15,815,932	$10,006,965	$-	$25,822,897

*	See Schedule of Investments for industry classification.
+	Includes Level 3 securities valued at $0.

The following is a reconciliation for the Fund for which Level 3 inputs were used in determining value:

	Beginning balance January 31, 2025	Total Realized Gain/(Loss)	Change in unrealized appreciation	Conversion	Net Purchases	Net Sales	Net transfers in/(out) of Level 3	Ending balance July 31, 2025
Federal Grid Company Unified Energy System PJSC	$-	$-	$-	$-	$-	$-	$-	$-
Globaltrans Investment plc	-	-	-	-	-	-	-	-
Mobile TeleSystems Public Joint Stock Company	-	-	-	-	-	-	-	-
Severstal PAO	-	-	-	-	-	-	-	-

Quantitative disclosures of unobservable inputs and assumptions used by the Fund are below:

Common Stock	Fair Value	Valuation Techniques	Unobservable Input	Single Input or Range of Inputs
Federal Grid Company Unified Energy System PJSC	$-	Expected Recovery	Discount for Lack of Marketability	100%
Globaltrans Investment plc	$-	Expected Recovery	Discount for Lack of Marketability	100%
Mobile TeleSystems Public Joint Stock Company	$-	Expected Recovery	Discount for Lack of Marketability	100%
Severstal PAO	$-	Expected Recovery	Discount for Lack of Marketability	100%

In accordance with the Fund’s investment objectives, the Fund may have increased or decreased exposure to one or more of the following risk factors defined below:

Real Estate Investment Trust Risk (REIT) – Investments in securities of real estate companies involve risks including, among others, adverse changes in national, state or local real estate conditions; obsolescence of properties; changes in the availability, cost and terms of mortgage funds; and the impact of changes in environmental laws. The value of a REIT can depend on the structure of and cash flow generated by the REIT. In addition, like mutual funds, externally managed REITs have expenses, including advisory and administration fees, which are paid by their shareholders. Further, the failure of a company to qualify as a REIT or comply with applicable federal tax requirements could have adverse consequences for the Fund, including significantly reducing return to the Fund on its investment. REITs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Master Limited Partnerships – The Fund invests in master limited partnerships (“MLPs”) which are publicly traded partnerships engaged in, among other things, the transportation, storage and processing

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2025

of minerals and natural resources, and are treated as partnerships for U.S. federal income tax purposes. By confining their operations to these specific activities, their interests, or units, are able to trade on public securities exchanges exactly like the shares of a corporation, without entity level taxation. To qualify as an MLP and to not be taxed as a corporation, a partnership must receive at least 90% of its income from qualifying sources as set forth in Section 7704(d) of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). These qualifying sources include natural resource based activities such as the processing, transportation and storage of mineral or natural resources. MLPs generally have two classes of owners, the general partner and limited partners. The general partner of an MLP is typically owned by a major energy company, an investment fund, the direct management of the MLP, or is an entity owned by one or more of such parties. The general partner may be structured as a private or publicly traded corporation or other entity. The general partner typically controls the operations and management of the MLP through an up to 2% equity interest in the MLP plus, in many cases, ownership of common units and subordinated units. Limited partners typically own the remainder of the partnership, through ownership of common units, and have a limited role in the partnership’s operations and management.

MLPs are typically structured such that common units and general partner interests have first priority to receive quarterly cash distributions up to an established minimum amount (“minimum quarterly distributions” or “MQD”). Common and general partner interests also accrue arrearages in distributions to the extent the MQD is not paid. Once common and general partner interests have been paid, subordinated units receive distributions of up to the MQD; however, subordinated units do not accrue arrearages. Distributable cash in excess of the MQD is paid to both common and subordinated units and is distributed to both common and subordinated units generally on a pro rata basis. The general partner is also eligible to receive incentive distributions if the general partner operates the business in a manner which results in distributions paid per common unit surpassing specified target levels. As the general partner increases cash distributions to the limited partners, the general partner receives an increasingly higher percentage of the incremental cash distributions. MLPs determine the characterization of their income annually and may characterize a portion of their distributions as a return of capital or capital gain.

Market Risk – The net asset value of the Fund will fluctuate based on changes in the value of the individual securities and ETFs in which the Fund invests. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, climate change or climate related events, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years may result in market volatility and may have long term effects on both the U.S. and global financial markets.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2025

“book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Monthly distributions in excess of ordinary taxable income are treated as returns of capital. Dividends and distributions to shareholders are recorded on the ex-dividend date.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts and premiums on debt securities are amortized over their respective lives using the effective interest method, except certain callable debt securities that are held at premium and will be amortized to the earliest call date. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended January 31, 2022 to January 31, 2024, or expected to be taken in the Fund’s January 31, 2025 year-end tax returns. The Fund identifies its major tax jurisdictions as U.S. federal, and foreign jurisdictions where the Fund makes significant investments. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in the Statement of Operations. For the six months ended July 31, 2025, the Fund did not incur any interest or penalties. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Foreign Currency – The accounting records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities. Unrealized gains and losses resulting from changes in foreign exchange rates on investments are not isolated from changes in the valuation of securities held.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2025

Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months July 31, 2025, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $17,227,342 and $11,582,499, respectively.

For the six months July 31, 2025, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions amounted to $0 and $0, respectively.

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. The Advisor serves as the Fund’s investment advisor pursuant to an investment advisory agreement with the Trust on behalf of the Fund (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an ETF Distribution Agreement (the “Distribution Agreement”) with Archer Distributors, LLC (the “Distributor”) to serve as the distributor for the Fund. The Distributor is an affiliate of the Advisor. The Distributor provides marketing services to the Fund, including responsibility for all the Fund’s marketing and advertising materials. The Distributor does not receive any compensation from the Advisor for providing services.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a unitary management fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months July 31, 2025, the Fund incurred $82,034 in advisory fees.

The Advisor’s unitary management fee is designed to pay the Fund’s expenses and to compensate the Advisor for providing services for the Fund. Out of the unitary management fee, the Advisor pays substantially all expenses of the Fund, including the costs of transfer agency, custody, fund administration, legal, audit and other services and Independent Trustees’ fees, except for payment of advisory fees, acquired fund fees and expenses, payments under the Fund’s 12b-1 plan, brokerage expenses, taxes, interest (including borrowing costs and dividend expenses on securities sold short), litigation expense and other extraordinary expenses (including litigation to which the Trust or the Fund may be a party and indemnification of the Trustees and officers with respect thereto). The Advisor, and not the Fund’s shareholders, would benefit from any reduction in fees paid for third-party services, including reductions based on increases in net assets.

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2025

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the Distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act. No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

Ultimus Fund Solutions, LLC (“UFS”) – UFS provides administration and fund accounting services to the Fund. Pursuant to a separate servicing agreement with UFS, the Advisor, on behalf of the Fund, pays UFS customary fees for providing administration and fund accounting services to the Fund. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Trust for serving in such capacities.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of UFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Advisor, on behalf of the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 75,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by the Fund.

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2025

The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$3,170	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Dividends received by the Fund are allocated between investment income, capital gains and return of capital based on estimates. Such estimates are based on information provided by each portfolio company and other industry sources. These estimates may subsequently be revised based on actual allocations received from the portfolio companies after final tax reporting information is received. The return of capital portion of the dividends is a reduction to investment income that results in an equivalent reduction in the cost basis of the associated investments.

The tax character of distributions paid during the following years was as follows:

	Fiscal Year Ended January 31, 2025	Fiscal Year Ended January 31, 2024
Ordinary Income	$2,705,752	$1,663,965
Long-Term Capital Gain	-	-
Return of Capital	-	-
	$2,705,752	$1,663,965

As of January 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gains	Post October Loss and Late Year Loss	Capital Loss Carry Forwards	Other Book/Tax Differences	Unrealized Appreciation/ (Depreciation)	Total Distributable Earnings/ (Accumulated Deficit)
$168,544	$-	$-	$(77,443,586)	$-	$(2,275,503)	$(79,550,545)

The difference between book basis and tax basis unrealized appreciation, accumulated net investment income (loss) and accumulated net realized loss from investments and foreign currency transactions is primarily attributable to the tax deferral of losses on wash sales, mark-to-market on passive foreign investment companies, and tax adjustments for partnerships and C-Corporation return of capital distributions. The unrealized appreciation (depreciation) in the table above includes unrealized foreign currency losses of $(113,597).

At January 31, 2025, the Fund had capital loss carryforwards for federal income tax purposes available to offset future capital gains as follows:

Short-Term	Long-Term	Total	CLCF Utilized
$22,398,679	$55,044,907	$77,443,586	$142,119

Arrow Dow Jones Global Yield ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2025

7.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

	Gross Unrealized	Gross Unrealized	Tax Net Unrealized
Tax Cost	Appreciation	Depreciation	Depreciation
$27,418,952	$2,618,846	$(4,214,901)	$(1,596,055)

8.	NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued ASU 2023-09, Income Taxes (“Topic 740”) Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024, and early adoption is permitted. Fund Management is evaluating the impacts of these changes on the Fund’s financial statements.

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statement of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements, other than the following:

Distributions: The Board declared the following distribution after July 31, 2025:

Distribution Per Share	Record Date	Payable Date
$0.1036	8/18/2025	8/25/2025
$0.0753	9/16/2025	9/22/2025

Arrow Dow Jones Global Yield ETF

Additional Information (Unaudited)

July 31, 2025

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

INVESTMENT ADVISOR

Arrow Investment Advisors, LLC

6100 Chevy Chase Drive, Suite 100

Laurel, MD 20707

ADMINISTRATOR

Ultimus Fund Solutions, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7 of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7 of this Form.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures.

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Not applicable.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto. Exhibit 99. CERT

(a)(4)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow ETF Trust

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato
Joseph Barrato, Principal Executive Officer/President

Date	10/8/25

By (Signature and Title)

/s/ Sam Singh
Sam Singh, Principal Financial Officer/Treasurer

Date	10/8/25